Stock-Based Compensation, Warrants (FY) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Class of Warrant or Right [Abstract]
Exercise price of warrants (in dollars per share)		$ 0
Warrants [Member]
Class of Warrant or Right [Abstract]
Warrants outstanding (in shares)	679,244		16,299
Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Abstract]
Exercise price of warrants (in dollars per share)	$ 25
Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Abstract]
Exercise price of warrants (in dollars per share)	$ 189,000
Warrants exercisable period	5 years 9 months 18 days